Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2022
Net Income (Loss) per Share
Net Income (Loss) per Share

3. Net Income (Loss) per Share

The following table sets forth the computation of basic and diluted net (loss) income per share attributable to ordinary shareholders:

	Year Ended December 31,
	(Amount in Thousands, Except Share and Per Share Data)
	2020	2021	2022
	Class A and Class B	Class A and Class B	Class A and Class B
Net (loss) income attributable to Class A and Class B ordinary shareholders	(745,225)	1,314,131	976,571
Weighted average number of Class A and Class B ordinary shares outstanding—basic	31,020,439	33,585,818	34,166,016
Plus: effect of dilutive stock options	—	171,355	25,354
Plus: effect of dilutive non-vested restricted shares	—	24,600	6,701
Weighted average number of Class A and Class B ordinary shares outstanding—diluted	31,020,439	33,781,773	34,198,071
Basic net (loss) income per share	(24.02)	39.12	28.58
Diluted net (loss) income per share	(24.02)	38.90	28.56

In January 2016, the Company’s shareholders voted in favor of a proposal to adopt a dual-class share structure, pursuant to which authorized share capital was reclassified and re-designated into Class A ordinary shares and Class B ordinary shares, with each Class A ordinary share being entitled to one vote and each Class B ordinary share being entitled to four votes on all matters that are subject to shareholder vote. As economic rights and obligations are applied equally to both Class A and Class B ordinary shares, earnings are allocated between the two classes of ordinary shares evenly with the same allocation on a per share basis.

On July 13, 2022, the Company completed its secondary listing on the Main Board of The Stock Exchange of Hong Kong Limited (the “Hong Kong Stock Exchange”) and all Class B ordinary shares were converted into Class A ordinary shares on a one-for-one basis. Subsequently, no Class B ordinary shares will be issued or outstanding and the Company will cease to have a dual-class voting structure. On December 23, 2022, the Company adopted the sixth amended and restated memorandum and articles of association to reflect the removal of the dual-class voting structure, among other things.

Shares issuable to the investors of Camsing Incident (as defined in Note 15) are included in the computation of basic earnings per share as the shares will be issued for no cash consideration and all necessary conditions have been satisfied upon the settlement.

Diluted net (loss) income per share does not include the following instruments as their inclusion would be antidilutive:

	Years Ended December 31,
	2020	2021	2022
Share options	224,528	281,566	934,088
Non-vested restricted shares under share incentive plan	103,373	41,255	114,307
Total	327,901	322,821	1,048,395